Property, Plant & Equipment (Details) - Schedule of plant and equipment - TINGO, INC. [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Buildings [Member]
Property, Plant & Equipment (Details) - Schedule of plant and equipment [Line Items]
Estimated useful lives	20 years	20 years	20 years
Motor Vehicles [Member]
Property, Plant & Equipment (Details) - Schedule of plant and equipment [Line Items]
Estimated useful lives	5 years		5 years
Furniture & Fittings [Member]
Property, Plant & Equipment (Details) - Schedule of plant and equipment [Line Items]
Estimated useful lives	5 years		5 years
Office Equipment [Member]
Property, Plant & Equipment (Details) - Schedule of plant and equipment [Line Items]
Estimated useful lives	5 years		5 years
Plant & Machinery [Member]
Property, Plant & Equipment (Details) - Schedule of plant and equipment [Line Items]
Estimated useful lives	4 years		4 years
Site Installations [Member]
Property, Plant & Equipment (Details) - Schedule of plant and equipment [Line Items]
Estimated useful lives			20 years